Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-end Value of $100 invested on 12/31/2020 Based on:
Year	SCT Total for CEO(1) $	CAP to CEO(2) $	Average SCT Total for Non-CEO NEOs(1) $	Average CAP to Non-CEO NEOs(2) $	WSFS TSR(3) $	Peer Group TSR(4) $	WSFS GAAP Net Income (in millions) $	WSFS Adjusted ROA(5) %
2025	$5,173,260	$5,376,276	$1,558,916	$1,610,667	$131.03	$152.74	$287.3	1.39%
2024	4,644,087	6,186,062	1,639,940	1,884,875	124.51	143.42	263.7	1.26%
2023	3,859,142	2,842,594	1,086,806	629,363	106.30	126.69	269.2	1.38%
2022	4,658,471	4,642,876	1,452,394	1,375,931	103.34	127.19	222.4	1.40%
2021	3,386,092	3,690,966	1,373,560	1,400,192	112.86	136.65	271.4	1.86%

PEO Total Compensation Amount	[1]	$ 5,173,260	$ 4,644,087	$ 3,859,142	$ 4,658,471	$ 3,386,092
PEO Actually Paid Compensation Amount	[2]	$ 5,376,276	6,186,062	2,842,594	4,642,876	3,690,966
Adjustment To PEO Compensation, Footnote		Our Principal Executive Officer was Mr. Rodger Levenson, who served as our CEO for all five years covered in the table.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,558,916	1,639,940	1,086,806	1,452,394	1,373,560
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,610,667	1,884,875	629,363	1,375,931	1,400,192
Adjustment to Non-PEO NEO Compensation Footnote	For 2021, our non-CEO NEOs were Ms. Peggy Eddens, Mr. Dominic Canuso, Mr. Steve Clark, and Mr. Michael Reed. For 2022, our non-CEO NEOs
were Mr. Dominic Canuso, Mr. Steve Clark, Mr. Arthur Bacci, and Mr. Richard Wright. For 2023, our non-CEO NEO’s were Mr. Dominic C. Canuso,
Mr. Steve Clark, Mr. Arthur Bacci, Ms. Lisa Brubaker, and Mr. Patrick Ward. For 2024, our non-CEO NEO’s were Mr. David Burg, Mr. Steve Clark, Mr.
Arthur Bacci, Ms. Lisa Brubaker, and Ms. Shari Kruzinski. For 2025, our non-CEO NEO’s were Mr. David Burg, Mr. Arthur Bacci, Ms. Lisa Brubaker,
		and Ms. Shari Kruzinski
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Performance Measures

Our Leadership & Compensation Committee takes a comprehensive perspective in appraising executive officer and Company performance, and considers multiple metrics in our ELTIP. Refer to the CD&A for further discussion of how we maintain alignment between performance and rewards. As required by SEC rules, the performance measures identified as the most important for executive officer compensation decisions are listed below.
•Adjusted ROA—our Company Selected Measure (CSM)
•Adjusted ROTCE
•Adjusted EPS

Total Shareholder Return Amount	[3]	$ 131.03	124.51	106.30	103.34	112.86
Peer Group Total Shareholder Return Amount	[4]	152.74	143.42	126.69	127.19	136.65
Net Income (Loss)		$ 287,300,000	$ 263,700,000	$ 269,200,000	$ 222,400,000	$ 271,400,000
Company Selected Measure Amount	[5]	0.0139	1.26	1.38	1.4	1.86
PEO Name		Mr. Rodger Levenson
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted ROA
Non-GAAP Measure Description	Adjusted ROA is the non-GAAP measure that divides (i) Adjusted Net Income (non-GAAP) attributable to WSFS by (ii) average assets for the applicable period. For a reconciliation of these non-GAAP financial measures to their comparable GAAP measures, see “Appendix A – non-GAAP
Reconciliations.” For a description of our Quality of Earnings review, refer to our “Compensation Discussion and Analysis” ("CD&A").

Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted ROTCE
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted EPS
PEO | Amount Deducted For Aggregate Change In Actuarial Present Value From Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Amount Deducted For Grant Date Values In Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,562,293)
PEO | Amount Included For Yearend Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,646,122
PEO | Amount Included Or For Yearoveryear Difference Of Yearend Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		257,606
PEO | Amount Included Or For Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Amount Included Or For Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(138,419)
PEO | Amount Included For Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	203,016
Non-PEO NEO | Amount Deducted For Aggregate Change In Actuarial Present Value From Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Amount Deducted For Grant Date Values In Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(477,426)
Non-PEO NEO | Amount Included For Yearend Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		493,045
Non-PEO NEO | Amount Included Or For Yearoveryear Difference Of Yearend Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,240
Non-PEO NEO | Amount Included Or For Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Amount Included Or For Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,109)
Non-PEO NEO | Amount Included For Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ 51,751

[1]	Our Principal Executive Officer was Mr. Rodger Levenson, who served as our CEO for all five years covered in the table.
For 2021, our non-CEO NEOs were Ms. Peggy Eddens, Mr. Dominic Canuso, Mr. Steve Clark, and Mr. Michael Reed. For 2022, our non-CEO NEOs
were Mr. Dominic Canuso, Mr. Steve Clark, Mr. Arthur Bacci, and Mr. Richard Wright. For 2023, our non-CEO NEO’s were Mr. Dominic C. Canuso,
Mr. Steve Clark, Mr. Arthur Bacci, Ms. Lisa Brubaker, and Mr. Patrick Ward. For 2024, our non-CEO NEO’s were Mr. David Burg, Mr. Steve Clark, Mr.
Arthur Bacci, Ms. Lisa Brubaker, and Ms. Shari Kruzinski. For 2025, our non-CEO NEO’s were Mr. David Burg, Mr. Arthur Bacci, Ms. Lisa Brubaker, and Ms. Shari Kruzinski.
The dollar amounts reported are total compensation in the SCT for the CEO and the average for non-CEO NEOs for each reported fiscal year.

[2]	The dollar amounts reported represent CAP, as calculated in accordance with SEC rules for the CEO and the average for non-CEO NEOs for each reported year. These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments to SCT data for (i) the year-end fair values of unvested equity awards granted in the current year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the current year and (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years.

[3]	Reflects the cumulative TSR of WSFS over the five-year period. The reporting is based on a theoretical $100 invested on the last day of 2020 and valued as of the last trading day of 2021, 2022, 2023, 2024, and 2025.

[4]	Reflects the cumulative TSR of the KRX, weighted according to the member companies’ market capitalization for each period for which the return is indicated. The KRX is the peer group used by WSFS for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on
Form 10-K for the year ended December 31, 2025.

[5]	Adjusted ROA is the non-GAAP measure that divides (i) Adjusted Net Income (non-GAAP) attributable to WSFS by (ii) average assets for the applicable period. For a reconciliation of these non-GAAP financial measures to their comparable GAAP measures, see “Appendix A – non-GAAP
Reconciliations.” For a description of our Quality of Earnings review, refer to our “Compensation Discussion and Analysis” ("CD&A").

[6]
Our 2018 Long-Term Incentive Plan prohibits the payment of dividends or dividend equivalents on unexercised stock options or unvested full value equity grants. Therefore, no dividend-related adjustments were required in the calculation of CAP.